UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23500

Natixis ETF Trust II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts    02199-8197

(Address of principal executive offices)                (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2022

Natixis Loomis Sayles Short Duration Income ETF

Natixis U.S. Equity Opportunities ETF

Natixis Vaughan Nelson Mid Cap ETF

Natixis Vaughan Nelson Select ETF

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF

Managers	NYSE Arca: LSST

Daniel Conklin, CFA®

Christopher T. Harms

Clifton V. Rowe, CFA®

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund’s investment objective is current income consistent with preservation of capital.

Average Annual Total Returns — June 30, 20223

			Life of Fund (Inception 12/28/17)
				Expense Ratios[4]
	6 Months	1 Year		Gross	Net
NAV[1]	-3.75%	-4.09%	1.73%	0.93%	0.38%
Market[1]	-3.63	-4.20	1.73

Comparative Performance
Bloomberg U.S. Government/Credit 1-3 Year Bond Index[2]	-3.11	-3.56	1.16

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 12/28/17 represents the date trading of Fund shares commenced on the secondary market. 12/27/17 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 12/28/17. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

Bloomberg U.S. Government/Credit 1-3 Year Bond Index is an unmanaged index which is a component of the U.S. Government/Credit Bond Index, which includes Treasury and agency securities (U.S. Government Bond Index) and publicly issued US corporate and foreign debentures and secured notes (U.S. Credit Bond Index). The bonds in the index are investment grade with a maturity between one and three years.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS U.S. EQUITY OPPORTUNITIES ETF

Managers	NYSE Arca: EQOP

William C. Nygren, CFA®

Robert F. Bierig**

M. Colin Hudson, CFA®*

Michael J. Mangan, CFA®, CPA

Michael A. Nicolas, CFA®

Harris Associates L.P.

Aziz V. Hamzaogullari, CFA®

Loomis, Sayles & Company, L.P.

*	Effective August 1, 2022, M. Colin Hudson no longer serves as portfolio manager of the Fund.
**	Effective August 1, 2022, Robert F. Bierig serves as portfolio manager of the Fund.

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20224

			Life of Fund (Inception 9/17/20)
				Expense Ratios[5]
	6 Months	1 Year		Gross	Net
NAV[1]	-24.45%	-21.27%	4.36%	2.07%	0.90%
Market[1]	-24.51	-21.31	4.38

Comparative Performance
S&P 500® Index[2]	-19.96	-10.62	8.01
Russell 1000® Index[3]	-20.94	-13.04	7.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 9/17/20 represents the date trading of Fund shares commenced on the secondary market. 9/16/20 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 9/17/20. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

[3]

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

[4]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[5]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS VAUGHAN NELSON MID CAP ETF

Managers	NYSE Arca: VNMC

Dennis G. Alff, CFA®

Chad D. Fargason

Chris D. Wallis, CFA®

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20223

			Life of Fund (Inception 9/17/20)
				Expense Ratios[4]
	6 Months	1 Year		Gross	Net
NAV[1]	-14.48%	-11.62%	12.55%	2.37%	0.85%
Market[1]	-14.53	-11.68	12.56

Comparative Performance
Russell Midcap® Value Index[2]	-16.23	-10.00	13.49

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 9/17/20 represents the date trading of Fund shares commenced on the secondary market. 9/16/20 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 9/17/20. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS VAUGHAN NELSON SELECT ETF

Managers	NYSE Arca: VNSE

Scott J. Weber, CFA®

Chris D. Wallis, CFA®

Vaughan Nelson Investment Management, L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20223

			Life of Fund (Inception 9/17/20)
				Expense Ratios[4]
	6 Months	1 Year		Gross	Net
NAV[1]	-17.95%	-3.74%	14.03%	3.05%	0.80%
Market[1]	-18.00	-3.82	14.03

Comparative Performance
S&P 500® Index[2]	-19.96	-10.62	8.01

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem or sell their shares.

[1]

The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund, which is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. 9/17/20 represents the date trading of Fund shares commenced on the secondary market. 9/16/20 represents commencement of operations for accounting and financial reporting purposes only. NAV is used as a proxy for the opening market price on 9/17/20. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively.

[2]

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

[3]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[4]

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/25. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling 800-458-7452; through the Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a shareholder, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees and brokerage charges, and (2) ongoing costs, including management fees and other fund expenses. These ongoing costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other funds.

The first line in the table shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2022 through June 30, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Actual	$1,000.00	$962.50	$1.85
Hypothetical (5% return before expenses)	$1,000.00	$1,022.91	$1.91

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.38%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS U.S. EQUITY OPPORTUNITIES ETF	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Actual	$1,000.00	$755.50	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.90%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS VAUGHAN NELSON MID CAP ETF	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Actual	$1,000.00	$855.20	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS VAUGHAN NELSON SELECT ETF	BEGINNING ACCOUNT VALUE 1/1/2022	ENDING ACCOUNT VALUE 6/30/2022	EXPENSES PAID DURING PERIOD* 1/1/2022 – 6/30/2022
Actual	$1,000.00	$820.50	$3.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

The chart above represents historical performance of a hypothetical investment of $1,000 in the fund for the most recent six-month period. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and sub-advisory agreement (collectively, the “Agreements”), at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds, including, if applicable, the Fund’s corresponding mutual fund, and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales, redemption and trading data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution and trading of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the asset management industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and if a Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2022. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds, which include advisory and non-advisory services directed to the needs and operations of each of the Funds as an ETF. The Trustees also considered the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees noted that although the Funds are relatively new, the Advisers had extensive experience managing other types of funds and had made significant investments in the resources necessary for the management of ETFs, such as resources dedicated to the Funds’ creation and redemption processes. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2021, each Fund’s one- and three-year net asset value performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
Natixis Loomis Sayles Short Duration Income ETF	56%	43%
Natixis U.S. Equity Opportunities ETF	71%	N/A
Natixis Vaughan Nelson Select ETF	1%	N/A
Natixis Vaughan Nelson Mid Cap ETF	58%	N/A

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (though not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent relative performance (i.e., for periods ending March 31, 2022) had shown improvement; (3) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2021; (4) that the longer-term performance (i.e., for the five- and ten-year periods ending March 31, 2022) for the corresponding mutual fund version of the Fund was strong, suggesting that the Fund’s investment process could result in strong long-term performance; and (5) that each Fund is relatively new and therefore has a limited performance history. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services provided and the profits realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided by an independent third party) of the Funds’ advisory fees and total expense levels to those of its category groups. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of the Funds, including the additional responsibilities of the Advisers in overseeing an ETF, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees also considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place and they considered the amounts waived or reimbursed by the Advisers for the Funds under their expense limitation agreements. The Trustees further noted that management had proposed to reduce the expense limitation of Natixis U.S. Equity Opportunities ETF, effective as of July 1, 2022. The Trustees also noted that Natixis Loomis Sayles Short Duration Income ETF had a total advisory fee rate that was equal to the median of its peer group of funds. They further noted that management had proposed to reduce the advisory fee rate for Natixis U.S. Equity Opportunities ETF.

The Trustees noted that each of Natixis U.S. Equity Opportunities ETF, Natixis Vaughan Nelson Select ETF and Natixis Vaughan Nelson Mid Cap ETF (each a “Semi-Transparent ETF” and together, the “Semi-Transparent ETFs”) had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered factors that management believed justified the relatively higher advisory fee rates, including (1) that peer grouping for the Semi-Transparent ETFs was challenging given the lack of competitive products offered under the new semi-transparent structure, and management believes it is more appropriate to use the

9  |

peer groupings for the corresponding mutual fund versions of the Semi-Transparent ETFs’ strategies; (2) that the advisory fee rate of the Fund had been reduced last year effective July 1, 2021 and the comparison against the peer group did not reflect the full impact of that reduction; (3) that the advisory fee rate for the corresponding mutual fund version of the Natixis Vaughan Nelson Select ETF, which is the same as the advisory fee rate for the Natixis Vaughan Nelson Select ETF, was 2 basis points higher than its peer group, which management believes is competitive; (4) that the advisory fee rate for the corresponding mutual fund version of the Natixis Vaughan Nelson Mid Cap ETF, which is the same as the advisory fee rate for the Natixis Vaughan Nelson Mid Cap ETF, was 1 basis points higher than its peer group, which management believes is competitive; (5) that management had proposed to reduce the advisory fee rate and the expense limitation of Natixis U.S. Equity Opportunities ETF; and (6) that management had developed additional systems, processes and portfolio management oversight structures to ensure proper issuance and disclosure of the proxy portfolio for each of the Semi-Transparent ETFs.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to the Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Natixis Vaughan Nelson Mid Cap ETF has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Natixis U.S. Equity Opportunities ETF. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business. They also considered that because of their relatively small size, the Funds did not have significant economies of scale.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, as well as more recent market volatility, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, the ability to offer ETFs in the Natixis family of funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, reflecting the reduction in the advisory fee for Natixis U.S. Equity Opportunities ETF described above, should be continued through June 30, 2023.

|  10

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021 (including updates through June 30, 2022)

Effective December 1, 2018 (September 16, 2020 for Natixis U.S. Equity Opportunities ETF, Natixis Vaughan Nelson Mid Cap ETF, and Natixis Vaughan Nelson Select ETF), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2022 through June 30, 2022, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

11  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes — 99.3% of Net Assets
	ABS Car Loan — 15.9%
$176,329	American Credit Acceptance Receivables Trust, 0.990%, 12/15/2025, 144A(a)	$173,382
10,164	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A	10,164
10,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A	9,828
5,833	American Credit Acceptance Receivables Trust, Series 2021-2, Class A, 0.370%, 10/15/2024, 144A	5,827
17,150	American Credit Acceptance Receivables Trust, Series 2021-3, Class A, 0.330%, 6/13/2025, 144A	17,087
35,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class B, 0.660%, 2/13/2026, 144A	34,420
80,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.980%, 11/15/2027, 144A	76,721
11,156	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024	11,157
17,206	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2, 0.260%, 11/18/2024	17,123
20,000	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	18,861
55,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	50,311
85,000	AmeriCredit Automobile Receivables Trust, Series 2022-1, Class B, 2.770%, 4/19/2027(a)	81,611
40,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	40,085
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	98,294
57,289	BMW Vehicle Lease Trust, Series 2021-2, Class A2, 0.190%, 11/27/2023(a)	56,922
90,000	Canadian Pacer Auto Receivables Trust, Series 2021-1A, Class A3, 0.500%, 10/20/2025, 144A(a)	86,697
5,468	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024	5,447
20,000	CarMax Auto Owner Trust, Series 2021-1, Class A3, 0.340%, 12/15/2025	19,495
92,363	CarMax Auto Owner Trust, Series 2021-3, Class A2A, 0.290%, 9/16/2024(a)	91,781
135,000	CarMax Auto Owner Trust, Series 2021-3, Class A3, 0.550%, 6/15/2026(a)	129,699
26,687	Carvana Auto Receivables Trust, Series 2020-P1, Class A3, 0.440%, 6/09/2025	26,294
9,612	Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	9,109
30,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	28,671
139,827	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.540%, 12/10/2025(a)	136,560
49,663	Carvana Auto Receivables Trust, Series 2021-P2, Class A2, 0.300%, 7/10/2024(a)	49,500
85,000	Carvana Auto Receivables Trust, Series 2021-P3, Class A3, 0.700%, 11/10/2026(a)	80,560
130,000	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027(a)	122,972
40,956	CIG Auto Receivables Trust, Series 2021-1A, Class A, 0.690%, 4/14/2025, 144A	40,251
30,000	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.650%, 7/15/2025	29,825
60,000	Drive Auto Receivables Trust, Series 2021-2, Class B, 0.580%, 12/15/2025	58,641
50,000	Drive Auto Receivables Trust, Series 2021-3, Class B, 1.110%, 5/15/2026	47,962
	ABS Car Loan — continued
$389	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A	$390
15,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A	14,902
273	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540%, 4/15/2024, 144A	273
35,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A	34,026
9,143	DT Auto Owner Trust, Series 2021-1A, Class A, 0.350%, 1/15/2025, 144A	9,099
25,000	DT Auto Owner Trust, Series 2021-2A, Class B, 0.810%, 1/15/2027, 144A	24,258
80,444	DT Auto Owner Trust, Series 2021-3A, Class A, 0.330%, 4/15/2025, 144A(a)	79,365
50,000	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027, 144A	46,719
81,740	Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 0.480%, 5/20/2027, 144A(a)	78,124
20,475	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A	20,453
30,000	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025	29,743
30,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class B, 0.570%, 9/15/2025	29,540
80,000	Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.050%, 5/15/2026(a)	77,467
70,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class B, 4.860%, 12/15/2026	70,037
7,881	First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.450%, 3/16/2026, 144A	7,777
90,000	First Investors Auto Owner Trust, Series 2022-1A, Class C, 3.130%, 5/15/2028, 144A	85,246
10,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A	9,976
15,000	Flagship Credit Auto Trust, Series 2020-4, Class C, 1.280%, 2/16/2027, 144A	14,434
17,376	Flagship Credit Auto Trust, Series 2021-1, Class A, 0.310%, 6/16/2025, 144A	17,202
30,000	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027, 144A	28,372
65,000	Flagship Credit Auto Trust, Series 2021-2, Class C, 1.270%, 6/15/2027, 144A	60,297
206,465	Flagship Credit Auto Trust, Series 2022-1, Class A, 1.790%, 10/15/2026, 144A(a)	200,960
55,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	53,537
105,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class A3, 0.810%, 5/15/2026, 144A(a)	100,786
15,201	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A	15,201
11,653	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A	11,644
105,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class B, 1.530%, 4/15/2026, 144A(a)	100,392
18,572	GM Financial Automobile Leasing Trust, Series 2020-3, Class A3, 0.450%, 8/21/2023	18,515
188,038	GM Financial Automobile Leasing Trust, Series 2021-1, Class A3, 0.260%, 2/20/2024(a)	186,399
48,602	GM Financial Automobile Leasing Trust, Series 2021-2, Class A2, 0.220%, 7/20/2023(a)	48,473
80,000	GM Financial Automobile Leasing Trust, Series 2021-2, Class A3, 0.340%, 5/20/2024(a)	78,228
85,000	GM Financial Automobile Leasing Trust, Series 2022-2, Class A2, 2.930%, 10/21/2024(a)	84,757

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$60,000	GM Financial Consumer Automobile Receivables Trust, 2.520%, 5/16/2025	$59,656
9,275	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024	9,274
20,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	19,539
90,523	GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A2, 0.210%, 8/16/2024(a)	89,702
53,413	GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A2, 0.280%, 11/18/2024	52,775
25,000	Harley-Davidson Motorcycle Trust, 2.450%, 5/15/2025	24,805
10,782	Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.870%, 10/15/2024	10,761
34,241	Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, 0.370%, 4/15/2026	33,532
76,875	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.820%, 7/15/2024(a)	75,974
58,458	Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.370%, 10/18/2024	57,483
30,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	29,341
58,770	Honda Auto Receivables Owner Trust, Series 2021-2, Class A2, 0.170%, 11/15/2023(a)	58,502
88,001	Hyundai Auto Lease Securitization Trust, Series 2021-B, Class A2, 0.190%, 10/16/2023, 144A(a)	87,415
78,177	Hyundai Auto Receivables Trust, Series 2021-B, Class A2, 0.240%, 5/15/2024(a)	77,586
88,431	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A2, 0.220%, 1/16/2024(a)	87,952
60,000	Mercedes-Benz Auto Lease Trust, Series 2021-B, Class A3, 0.400%, 11/15/2024	57,921
100,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	98,446
145,000	NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.850%, 7/15/2026, 144A(a)	135,376
31,458	Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.430%, 10/16/2023	31,331
83,802	Nissan Auto Lease Trust, Series 2021-A, Class A2, 0.300%, 12/15/2023(a)	83,020
85,158	Nissan Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 2/15/2024(a)	84,635
70,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A	69,368
45,000	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028, 144A	41,848
10,928	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class A, 1.370%, 10/15/2024, 144A	10,907
25,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A	24,893
65,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026	64,336
40,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026	39,425
32,079	Santander Drive Auto Receivables Trust, Series 2021-2, Class A3, 0.340%, 2/18/2025	32,008
45,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.900%, 6/15/2026	43,573
90,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class B, 0.600%, 12/15/2025(a)	88,503
70,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.950%, 9/15/2027	67,353
80,000	Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.130%, 8/16/2027(a)	79,068
	ABS Car Loan — continued
$40,716	Santander Retail Auto Lease Trust, 0.970%, 3/20/2025, 144A	$39,810
82,191	Santander Retail Auto Lease Trust, Series 2021-B, Class A2, 0.310%, 1/22/2024, 144A(a)	81,523
160,000	Santander Retail Auto Lease Trust, Series 2021-B, Class A3, 0.510%, 8/20/2024, 144A(a)	153,958
95,000	Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.430%, 1/15/2026(a)	88,996
125,000	Toyota Lease Owner Trust, Series 2021-B, Class A3, 0.420%, 10/21/2024, 144A(a)	120,430
55,000	United Auto Credit Securitization Trust, Series 2022-1, Class B, 2.100%, 3/10/2025, 144A	53,686
210,000	Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.020%, 6/22/2026(a)	200,963
25,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A	24,702
15,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.240%, 11/17/2025, 144A	14,652
42,115	Westlake Automobile Receivables Trust, Series 2021-2A, Class A2A, 0.320%, 4/15/2025, 144A	41,575
45,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class B, 0.620%, 7/15/2026, 144A	43,367
115,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.580%, 1/15/2027, 144A	108,905
65,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026	62,336
58,397	World Omni Auto Receivables Trust, Series 2021-C, Class A2, 0.220%, 9/16/2024	57,959
30,000	World Omni Automobile Lease Securitization Trust, 3.210%, 2/18/2025	29,588
30,622	World Omni Automobile Lease Securitization Trust, Series 2020-A, Class A3, 1.700%, 1/17/2023	30,606
82,004	World Omni Automobile Lease Securitization Trust, Series 2021-A, Class A2, 0.210%, 4/15/2024(a)	81,347
25,423	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025	25,212
40,000	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	37,402

		6,425,174

	ABS Credit Card — 1.0%
170,000	Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1, 0.550%, 7/15/2026(a)	160,211
125,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.500%, 9/21/2026, 144A(a)	118,395
110,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026(a)	109,991

		388,597

	ABS Other — 2.1%
76,630	CNH Equipment Trust, Series 2021-B, Class A2, 0.220%, 8/15/2024(a)	75,907
68,511	DLLAA LLC, Series 2021-1A, Class A2, 0.360%, 5/17/2024, 144A(a)	67,622
20,199	GLS Auto Receivables Trust, Series 2021-2A, Class A, 0.310%, 11/15/2024, 144A	20,089
18,633	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A2, 0.270%, 6/15/2023, 144A	18,526
109,160	HPEFS Equipment Trust, Series 2021-2A, Class AC, 0.300%, 9/20/2028, 144A(a)	108,329
142,705	Kubota Credit Owner Trust, Series 2021-2A, Class A2, 0.260%, 6/17/2024, 144A(a)	140,064
96,085	OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.840%, 5/14/2032, 144A(a)	95,811

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	ABS Other — continued
$220,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035, 144A(a)	$216,583
110,000	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029, 144A(a)	106,338

		849,269

	ABS Student Loan — 0.3%
140,724	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A(a)	125,896

	Aerospace & Defense — 0.1%
20,000	Boeing Co. (The), 4.875%, 5/01/2025	19,926
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	19,692
2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	1,998

		41,616

	Agency Commercial Mortgage-Backed Securities — 0.1%
25,749	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 1.480%, 6/25/2027(b)	25,694
18,726	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 1.119%, 6/25/2027(b)	18,645
4,085	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025	3,990

		48,329

	Airlines — 0.2%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	56,036
15,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	13,218

		69,254

	Automotive — 2.4%
40,000	American Honda Finance Corp., MTN, 0.650%, 9/08/2023	38,785
140,000	American Honda Finance Corp., MTN, 2.250%, 1/12/2029(a)	123,356
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A	55,026
165,000	General Motors Financial Co., Inc., 2.350%, 2/26/2027	145,331
35,000	General Motors Financial Co., Inc., 3.800%, 4/07/2025	34,122
85,000	General Motors Financial Co., Inc., 5.000%, 4/09/2027	83,381
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	24,021
75,000	Hyundai Capital America, 0.875%, 6/14/2024, 144A	70,113
40,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	39,487
185,000	PACCAR Financial Corp., 2.850%, 4/07/2025(a)	181,320
25,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023	24,793
15,000	PACCAR Financial Corp., MTN, 2.000%, 9/26/2022	14,975
100,000	Toyota Motor Credit Corp., 4.450%, 6/29/2029	101,215
50,000	Toyota Motor Credit Corp., MTN, 0.450%, 7/22/2022	49,962

		985,887

	Banking — 14.9%
135,000	Ally Financial, Inc., 4.750%, 6/09/2027	129,640
115,000	American Express Co., 2.550%, 3/04/2027	107,154
60,000	American Express Co., 4.050%, 5/03/2029	58,827
200,000	Banco Santander S.A., 3.892%, 5/24/2024(a)	198,952
110,000	Bank of America Corp., (fixed rate to 4/02/2025, variable rate thereafter), MTN, 3.384%, 4/02/2026(a)	106,623
35,000	Bank of Montreal, SOFR Index + 0.350%, 1.772%, 12/08/2023(b)	34,649
175,000	Bank of Montreal, MTN, 1.500%, 1/10/2025(a)	165,151
20,000	Bank of Montreal, MTN, 2.650%, 3/08/2027	18,525
35,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025	32,942
145,000	Bank of Nova Scotia (The), 0.700%, 4/15/2024(a)	137,477
	Banking — continued
$55,000	Bank of Nova Scotia (The), 1.950%, 2/01/2023	$54,618
95,000	Bank of Nova Scotia (The), 3.450%, 4/11/2025	93,746
15,000	Canadian Imperial Bank of Commerce, 0.950%, 6/23/2023	14,567
95,000	Canadian Imperial Bank of Commerce, 1.000%, 10/18/2024	88,652
70,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023	69,966
85,000	Capital One Financial Corp., 3.200%, 1/30/2023	85,043
160,000	Capital One Financial Corp., (fixed rate to 12/06/2023, variable rate thereafter), 1.343%, 12/06/2024	153,327
55,000	Capital One Financial Corp., (fixed rate to 5/10/2027, variable rate thereafter), 4.927%, 5/10/2028	54,471
15,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025	14,052
55,000	Citigroup, Inc., (fixed rate to 5/24/2027, variable rate thereafter), 4.658%, 5/24/2028	54,576
95,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	93,760
75,000	Comerica, Inc., 3.700%, 7/31/2023	74,950
85,000	Commonwealth Bank of Australia, 2.552%, 3/14/2027, 144A	79,373
225,000	Danske Bank A/S, (fixed rate to 3/28/2024, variable rate thereafter), 3.773%, 3/28/2025, 144A(a)	221,291
165,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	142,826
150,000	Deutsche Bank AG, (fixed rate to 4/01/2024, variable rate thereafter), 1.447%, 4/01/2025	140,168
225,000	DNB Bank ASA, (fixed rate to 3/28/2024, variable rate thereafter), 2.968%, 3/28/2025, 144A(a)	220,178
220,000	Fifth Third Bancorp, (fixed rate to 4/25/2027, variable rate thereafter), 4.055%, 4/25/2028(a)	214,498
105,000	Goldman Sachs Group, Inc. (The), (fixed rate to 10/21/2026, variable rate thereafter), 1.948%, 10/21/2027	92,981
85,000	Goldman Sachs Group, Inc. (The), (fixed rate to 11/17/2022, variable rate thereafter), 0.627%, 11/17/2023	83,781
205,000	HSBC Holdings PLC, (fixed rate to 11/22/2026, variable rate thereafter), 2.251%, 11/22/2027(a)	182,648
175,000	JPMorgan Chase & Co., (fixed rate to 4/26/2025, variable rate thereafter), 4.080%, 4/26/2026(a)	172,817
85,000	KeyCorp, MTN, (fixed rate to 5/23/2024, variable rate thereafter), 3.878%, 5/23/2025	84,371
200,000	Lloyds Banking Group PLC, (fixed rate to 3/18/2025, variable rate thereafter), 3.511%, 3/18/2026(a)	194,711
80,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A	79,755
120,000	Macquarie Group Ltd., (fixed rate to 10/14/2024, variable rate thereafter), 1.201%, 10/14/2025, 144A	111,260
110,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022	110,020
235,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 1/19/2027, variable rate thereafter), 2.341%, 1/19/2028(a)	211,818
120,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024(a)	117,631
75,000	Northern Trust Corp., 4.000%, 5/10/2027	75,451
220,000	Royal Bank of Canada, 3.625%, 5/04/2027(a)	213,244
20,000	Royal Bank of Canada, GMTN, 0.750%, 10/07/2024	18,676
60,000	Royal Bank of Canada, GMTN, SOFR Index + 0.300%, 1.188%, 1/19/2024(b)	59,311
55,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	52,889
200,000	Societe Generale S.A., 4.677%, 6/15/2027, 144A	198,714

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$235,000	Societe Generale S.A., (fixed rate to 1/19/2027, variable rate thereafter), 2.797%, 1/19/2028, 144A(a)	$209,848
85,000	State Street Corp., (fixed rate to 2/07/2027, variable rate thereafter), 2.203%, 2/07/2028	77,840
210,000	Swedbank AB, 3.356%, 4/04/2025, 144A(a)	206,325
15,000	Synchrony Financial, 4.375%, 3/19/2024	14,909
125,000	Synchrony Financial, 4.875%, 6/13/2025	123,601
150,000	Toronto-Dominion Bank, 4.108%, 6/08/2027	148,330
40,000	Toronto-Dominion Bank (The), MTN, SOFR + 0.240%, 0.962%, 1/06/2023(b)	39,867
190,000	Wells Fargo & Co., (fixed rate to 4/25/2025, variable rate thereafter), MTN, 3.908%, 4/25/2026(a)	186,862
115,000	Westpac Banking Corp., 3.735%, 8/26/2025(a)	114,597

		6,042,259

	Brokerage — 0.8%
70,000	Blackstone Holdings Finance Co. LLC, 1.625%, 8/05/2028, 144A	59,139
60,000	Charles Schwab Corp. (The), 2.450%, 3/03/2027	55,957
235,000	Nomura Holdings, Inc., 2.329%, 1/22/2027(a)	208,069

		323,165

	Building Materials — 0.2%
85,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	75,168

	Chemicals — 0.2%
50,000	Albemarle Corp., 4.650%, 6/01/2027	49,205
35,000	Cabot Corp., 5.000%, 6/30/2032	33,980

		83,185

	Collateralized Mortgage Obligations — 0.9%
939	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)(d)	889
635	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 1.383%, 9/20/2062(b)(c)(d)	613
1,245	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)(d)	1,180
3,497	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)(d)	3,445
13,050	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 1.383%, 5/20/2066(b)(c)(d)	12,926
3,864	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 1.003%, 10/20/2064(b)(c)(d)	3,821
34,698	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 1.103%, 9/20/2068(b)(c)(d)	34,312
31,821	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 1.203%, 10/20/2068(b)	31,604
45,001	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 2.460%, 4/20/2069(b)	45,026
89,063	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 2.480%, 8/20/2069(a)(b)	89,002
154,264	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.710%, 1/20/2070(a)(b)	155,155

		377,973

	Construction Machinery — 0.6%
$75,000	Caterpillar Financial Services Corp., MTN, 1.950%, 11/18/2022	$75,056
80,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	78,186
110,000	CNH Industrial Capital LLC, 3.950%, 5/23/2025	108,836

		262,078

	Consumer Cyclical Services — 0.1%
31,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	31,927

	Consumer Products — 0.3%
105,000	Brunswick Corp., 4.400%, 9/15/2032	90,723
30,000	Newell Brands, Inc., 4.100%, 4/01/2023	29,738

		120,461

	Diversified Manufacturing — 0.2%
35,000	Amphenol Corp., 2.050%, 3/01/2025	33,435
60,000	Parker-Hannifin Corp., 4.250%, 9/15/2027	59,581

		93,016

	Electric — 5.3%
45,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	42,209
25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	25,018
60,000	American Electric Power Co., Inc., 2.031%, 3/15/2024	58,043
65,000	American Electric Power Co., Inc., Series A, 3-month LIBOR + 0.480%, 1.766%, 11/01/2023(b)	64,534
85,000	Consolidated Edison, Inc., Series A, 0.650%, 12/01/2023	81,737
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	29,289
65,000	Dominion Energy, Inc., Series D, 3-month LIBOR + 0.530%, 2.359%, 9/15/2023(b)	64,707
5,000	Edison International, 4.950%, 4/15/2025	5,013
200,000	Enel Finance International NV, 4.625%, 6/15/2027, 144A	196,750
200,000	Entergy Louisiana LLC, 0.950%, 10/01/2024(a)	187,813
85,000	Eversource Energy, 4.600%, 7/01/2027	85,680
45,000	Eversource Energy, Series N, 3.800%, 12/01/2023	45,092
175,000	Fells Point Funding Trust, 3.046%, 1/31/2027, 144A	161,372
105,000	National Rural Utilities Cooperative Finance Corp., 1.875%, 2/07/2025	100,324
125,000	NextEra Energy Capital Holdings, Inc., 3-month LIBOR + 0.270%, 1.775%, 2/22/2023(b)	124,218
15,000	Pacific Gas & Electric Co., SOFR Index + 1.150%, 2.371%, 11/14/2022(b)	14,939
110,000	Pacific Gas & Electric Co., 3.250%, 2/16/2024	107,137
65,000	Southern California Edison Co., 1.100%, 4/01/2024	61,834
40,000	Southern California Edison Co., SOFR + 0.470%, 1.845%, 12/02/2022(b)	39,912
135,000	Southern California Edison Co., Series D, 4.700%, 6/01/2027	135,243
35,000	Southern Co. (The), 5.113%, 8/01/2027	35,291
85,000	Southern Co. (The), Series 21-A, 0.600%, 2/26/2024	80,444
195,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025, 144A	193,228
110,000	WEC Energy Group, Inc., 0.800%, 3/15/2024	104,455
90,000	Xcel Energy, Inc., 0.500%, 10/15/2023	86,600

		2,130,882

	Finance Companies — 2.8%
80,000	Air Lease Corp., 0.800%, 8/18/2024	73,255
40,000	Air Lease Corp., MTN, 0.700%, 2/15/2024	37,763
40,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	33,067
30,000	Ares Capital Corp., 2.875%, 6/15/2028	23,767
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	69,395
35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026, 144A	33,960
60,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	51,366

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Finance Companies — continued
$20,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	$17,349
20,000	Blackstone Private Credit Fund, 1.750%, 9/15/2024, 144A	18,476
125,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026, 144A	104,729
70,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	56,450
65,000	FS KKR Capital Corp., 3.250%, 7/15/2027	55,309
15,000	FS KKR Capital Corp., 4.250%, 2/14/2025, 144A	14,141
110,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	92,073
70,000	Hercules Capital, Inc., 3.375%, 1/20/2027	61,282
90,000	Main Street Capital Corp., 3.000%, 7/14/2026	78,531
75,000	Morgan Stanley Direct Lending Fund, 4.500%, 2/11/2027, 144A	68,060
50,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	47,376
30,000	Owl Rock Capital Corp., 3.750%, 7/22/2025	27,747
70,000	Owl Rock Core Income Corp., 5.500%, 3/21/2025, 144A	67,202
110,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	103,399

		1,134,697

	Financial Other — 0.3%
55,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	48,721
85,000	ORIX Corp., 2.900%, 7/18/2022	85,000

		133,721

	Food & Beverage — 1.0%
135,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.125%, 2/01/2028, 144A	131,830
60,000	Keurig Dr Pepper, Inc., 0.750%, 3/15/2024	57,056
225,000	Keurig Dr Pepper, Inc., 3.950%, 4/15/2029	214,647

		403,533

	Gaming — 0.2%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	63,745

	Government Owned – No Guarantee — 0.5%
200,000	NBN Co. Ltd., 0.875%, 10/08/2024, 144A(a)	186,707

	Health Insurance — 0.3%
125,000	Humana, Inc., 0.650%, 8/03/2023	120,930

	Healthcare — 0.6%
70,000	Baxter International, Inc., 2.272%, 12/01/2028	61,301
55,000	Cigna Corp., 3.750%, 7/15/2023	55,119
145,000	Illumina, Inc., 0.550%, 3/23/2023	141,951

		258,371

	Home Construction — 0.0%
20,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	16,436

	Independent Energy — 0.3%
55,000	EQT Corp., 6.625%, 2/01/2025	56,580
50,000	Pioneer Natural Resources Co., 0.550%, 5/15/2023	48,732

		105,312

	Life Insurance — 6.3%
25,000	AIG Global Funding, 0.650%, 6/17/2024, 144A	23,493
95,000	AIG Global Funding, 2.300%, 7/01/2022, 144A	95,000
125,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	116,639
80,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	68,713
95,000	Brighthouse Financial Global Funding, 1.200%, 12/15/2023, 144A	91,382
120,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025, 144A	111,579
95,000	Corebridge Financial, Inc., 3.650%, 4/05/2027, 144A	89,303
95,000	Equitable Financial Life Global Funding, 0.500%, 4/06/2023, 144A	92,879
	Life Insurance — continued
$42,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	$42,209
200,000	F&G Global Funding, 0.900%, 9/20/2024, 144A(a)	185,458
120,000	F&G Global Funding, 5.150%, 7/07/2025, 144A	120,704
10,000	Globe Life, Inc., 4.800%, 6/15/2032	9,825
40,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A	36,923
45,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A	45,089
55,000	Jackson Financial, Inc., 5.170%, 6/08/2027	54,523
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A	19,826
45,000	Lincoln National Corp., 3.400%, 3/01/2032	39,363
150,000	Met Tower Global Funding, 0.700%, 4/05/2024, 144A(a)	142,212
235,000	Metropolitan Life Global Funding I, 1.875%, 1/11/2027, 144A(a)	212,845
120,000	New York Life Global Funding, SOFR + 0.220%, 1.296%, 2/02/2023, 144A(a)(b)	119,611
145,000	Northwestern Mutual Global Funding, 0.600%, 3/25/2024, 144A(a)	137,793
200,000	Pricoa Global Funding I, 1.200%, 9/01/2026, 144A(a)	178,313
175,000	Principal Life Global Funding II, 0.500%, 1/08/2024, 144A(a)	166,584
150,000	Protective Life Global Funding, 0.502%, 4/12/2023, 144A(a)	146,566
45,000	Reliance Standard Life Global Funding II, 2.150%, 1/21/2023, 144A	44,532
90,000	RGA Global Funding, 2.700%, 1/18/2029, 144A	79,625
70,000	Security Benefit Global Funding, 1.250%, 5/17/2024, 144A	66,390

		2,537,379

	Lodging — 0.2%
65,000	Hyatt Hotels Corp., 1.300%, 10/01/2023	62,944
30,000	Hyatt Hotels Corp., (Step to 5.625% on 4/23/2022), 5.625%, 4/23/2025	30,386

		93,330

	Media Entertainment — 0.7%
70,000	Magallanes, Inc., 3.428%, 3/15/2024, 144A	68,625
220,000	Take-Two Interactive Software, Inc., 3.300%, 3/28/2024	217,066

		285,691

	Metals & Mining — 0.4%
80,000	FMG Resources August Pty Ltd., 6.125%, 4/15/2032, 144A	72,000
65,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	64,674
45,000	Nucor Corp., 3.950%, 5/23/2025	44,748

		181,422

	Midstream — 1.7%
125,000	Enbridge, Inc., SOFR + 0.400%, 1.639%, 2/17/2023(b)	124,330
100,000	Enbridge, Inc., 2.150%, 2/16/2024	97,043
30,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	28,819
55,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	51,353
90,000	MPLX LP, 3.375%, 3/15/2023	89,749
120,000	Targa Resources Corp., 5.200%, 7/01/2027	120,519
200,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024(a)	186,549

		698,362

	Natural Gas — 0.8%
60,000	Atmos Energy Corp., 0.625%, 3/09/2023	58,935
75,000	CenterPoint Energy Resources Corp., 0.700%, 3/02/2023	73,447
140,000	ONE Gas, Inc., 0.850%, 3/11/2023	136,922
40,000	Sempra Energy, 3.700%, 4/01/2029	37,564

		306,868

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — 1.3%
$107,610	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(a)	$106,071
95,000	BPR Trust, Series 2022-SSP, Class A, 1-month Term SOFR + 3.000%, 4.279%, 5/15/2039, 144A(b)	95,000
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037, 144A(a)	94,511
120,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	118,869
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295%, 8/15/2046(a)(e)	99,516

		513,967

	Packaging — 0.5%
40,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	39,559
165,000	Sonoco Products Co., 1.800%, 2/01/2025	154,866

		194,425

	Pharmaceuticals — 1.4%
95,000	AstraZeneca PLC, 3.500%, 8/17/2023	95,269
80,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	78,556
10,000	Bristol-Myers Squibb Co., 2.000%, 8/01/2022	9,997
70,000	Bristol-Myers Squibb Co., 3.550%, 8/15/2022	70,087
70,000	CSL UK Holdings Ltd., 3.850%, 4/27/2027, 144A	69,341
245,000	Roche Holdings, Inc., 2.132%, 3/10/2025, 144A(a)	236,374

		559,624

	Property & Casualty Insurance — 0.6%
30,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 2.862%, 3/29/2023(b)	29,836
80,000	AON Corp., 2.200%, 11/15/2022	79,823
34,000	Assurant, Inc., 4.200%, 9/27/2023	34,234
15,000	Brown & Brown, Inc., 4.200%, 3/17/2032	13,654
35,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032, 144A	32,066
35,000	Willis North America, Inc., 4.650%, 6/15/2027	34,427

		224,040

	Railroads — 0.2%
100,000	Canadian Pacific Railway Co., 1.350%, 12/02/2024	94,070

	REITs – Mortgage — 0.3%
45,000	Starwood Property Trust, Inc., 5.500%, 11/01/2023, 144A	44,494
95,000	Starwood Property Trust, Inc., Series 2022-17, Class IO, 3.750%, 12/31/2024, 144A	86,450

		130,944

	REITs – Office Property — 0.2%
65,000	Office Properties Income Trust, 3.450%, 10/15/2031	48,689
55,000	Office Properties Income Trust, 4.500%, 2/01/2025	52,698

		101,387

	REITs – Shopping Centers — 0.1%
40,000	Federal Realty OP LP, 3.950%, 1/15/2024	39,915

	REITs – Storage — 0.1%
30,000	Extra Space Storage LP, 3.900%, 4/01/2029	28,093

	Retailers — 1.2%
65,000	7-Eleven, Inc., 0.625%, 2/10/2023, 144A	63,737
220,000	Amazon.com, Inc., 3.300%, 4/13/2027(a)	215,832
50,000	O’Reilly Automotive, Inc., 4.700%, 6/15/2032	49,796
20,000	Tapestry, Inc., 3.050%, 3/15/2032	16,294
135,000	Walgreens Boots Alliance, Inc., 0.950%, 11/17/2023	130,570

		476,229

	Technology — 3.3%
$55,000	Avnet, Inc., 5.500%, 6/01/2032	$53,965
60,000	Broadcom, Inc., 4.000%, 4/15/2029, 144A	55,596
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025	82,505
60,000	Global Payments, Inc., 1.500%, 11/15/2024	56,325
110,000	HP, Inc., 4.000%, 4/15/2029	103,057
90,000	HP, Inc., 4.750%, 1/15/2028	88,932
80,000	Infor, Inc., 1.450%, 7/15/2023, 144A	77,830
75,000	Jabil, Inc., 4.250%, 5/15/2027	72,774
90,000	KLA Corp., 4.650%, 7/15/2032	91,813
90,000	Marvell Technology, Inc., 4.200%, 6/22/2023	89,864
75,000	Microchip Technology, Inc., 2.670%, 9/01/2023	73,750
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027	32,430
15,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	14,766
55,000	PayPal Holdings, Inc., 3.900%, 6/01/2027	54,806
25,000	Qorvo, Inc., 1.750%, 12/15/2024, 144A	23,353
65,000	Seagate HDD Cayman, 4.875%, 3/01/2024	64,145
80,000	Skyworks Solutions, Inc., 0.900%, 6/01/2023	77,321
175,000	VMware, Inc., 0.600%, 8/15/2023	169,132
20,000	Western Digital Corp., 2.850%, 2/01/2029	16,284
55,000	Western Union Co. (The), 4.250%, 6/09/2023	55,007

		1,353,655

	Tobacco — 0.5%
225,000	BAT International Finance PLC, 4.448%, 3/16/2028(a)	212,998

	Transportation Services — 1.0%
50,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	49,111
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	30,111
90,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.400%, 7/01/2027, 144A	88,224
55,000	Ryder System, Inc., 2.850%, 3/01/2027	51,272
25,000	Ryder System, Inc., MTN, 4.300%, 6/15/2027	24,631
50,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	50,265
100,000	Triton Container International Ltd., 0.800%, 8/01/2023, 144A	94,819

		388,433

	Treasuries — 26.4%
1,960,000	U.S. Treasury Note, 0.125%, 3/31/2023(a)	1,921,948
705,000	U.S. Treasury Note, 0.125%, 4/30/2023(a)	689,137
1,880,000	U.S. Treasury Note, 0.125%, 7/31/2023(a)	1,823,600
4,925,000	U.S. Treasury Note, 2.500%, 5/31/2024	4,880,560
1,395,000	U.S. Treasury Note, 2.625%, 5/31/2027	1,368,626

		10,683,871

	Wireless — 0.2%
95,000	Crown Castle International Corp., 2.900%, 3/15/2027	87,604

	Wirelines — 0.3%
85,000	Bell Telephone Co. of Canada/Bell Canada (The), 0.750%, 3/17/2024	80,946
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027	47,491

		128,437

	Total Bonds and Notes (Identified Cost $41,559,174)	40,218,332

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments – 0.9%
$369,830	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $369,834 on 7/01/2022 collateralized by $391,400 U.S. Treasury Note, 2.250% due 8/15/2027 valued at $377,316 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $369,830)	$369,830

	Total Investments — 100.2% (Identified Cost $41,929,004)	40,588,162
	Other assets less liabilities — (0.2)%	(75,340)

	Net Assets — 100.0%	$40,512,822

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of June 30, 2022 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of these securities amounted to $57,186 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(e)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $10,799,456 or 26.7% of net assets.
ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

At June 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2022	36	$7,601,753	$7,560,562	$(41,191)

At June 30, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2022	33	$3,967,077	$3,911,531	$55,546
5 Year U.S. Treasury Note	9/30/2022	3	340,057	336,750	3,307

Total					$58,853

Industry Summary at June 30, 2022 (Unaudited)

Treasuries	26.4%
ABS Car Loan	15.9
Banking	14.9
Life Insurance	6.3
Electric	5.3
Technology	3.3
Finance Companies	2.8
Automotive	2.4
ABS Other	2.1
Other Investments, less than 2% each	19.9
Short-Term Investments	0.9

Total Investments	100.2
Other assets less liabilities (including futures contracts)	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis U.S. Equity Opportunities ETF

Shares	Description	Value (†)
Common Stocks — 97.6% of Net Assets
	Aerospace & Defense — 1.8%
1,025	Boeing Co. (The)(a)	$140,138

	Air Freight & Logistics — 0.6%
523	Expeditors International of Washington, Inc.	50,972

	Automobiles — 2.2%
2,547	General Motors Co.(a)	80,893
139	Tesla, Inc.(a)	93,605

		174,498

	Banks — 3.7%
3,585	Citigroup, Inc.	164,874
3,387	Wells Fargo & Co.	132,669

		297,543

	Beverages — 2.6%
117	Boston Beer Co., Inc. (The), Class A(a)	35,448
1,849	Monster Beverage Corp.(a)	171,402

		206,850

	Biotechnology — 4.9%
595	Alnylam Pharmaceuticals, Inc.(a)	86,781
468	BioMarin Pharmaceutical, Inc.(a)	38,783
678	CRISPR Therapeutics AG(a)	41,202
383	Regeneron Pharmaceuticals, Inc.(a)	226,403

		393,169

	Capital Markets — 9.2%
2,786	Charles Schwab Corp. (The)	176,019
163	FactSet Research Systems, Inc.	62,685
1,165	Intercontinental Exchange, Inc.	109,557
3,435	KKR & Co., Inc.	159,006
135	MSCI, Inc.	55,640
1,025	SEI Investments Co.	55,371
1,849	State Street Corp.	113,991

		732,269

	Consumer Finance — 6.6%
6,044	Ally Financial, Inc.	202,534
981	American Express Co.	135,986
1,766	Capital One Financial Corp.	184,000

		522,520

	Entertainment — 3.1%
914	Netflix, Inc.(a)	159,831
925	Walt Disney Co. (The)(a)	87,320

		247,151

	Health Care Equipment & Supplies — 0.3%
135	Intuitive Surgical, Inc.(a)	27,096

	Health Care Providers & Services — 1.6%
765	HCA Healthcare, Inc.	128,566

	Health Care Technology — 1.7%
2,027	Doximity, Inc., Class A(a)	70,580
317	Veeva Systems, Inc., Class A(a)	62,779

		133,359

	Hotels, Restaurants & Leisure — 3.8%
80	Booking Holdings, Inc.(a)	139,919
887	Starbucks Corp.	67,758
1,103	Yum China Holdings, Inc.	53,495
350	Yum! Brands, Inc.	39,729

		300,901

	Industrial Conglomerates — 1.0%
1,228	General Electric Co.	78,187

	Insurance — 5.0%
3,062	American International Group, Inc.	$156,560
996	Reinsurance Group of America, Inc.	116,821
635	Willis Towers Watson PLC	125,342

		398,723

	Interactive Media & Services — 9.4%
162	Alphabet, Inc., Class A(a)	353,040
40	Alphabet, Inc., Class C(a)	87,498
1,926	Meta Platforms, Inc., Class A(a)	310,568

		751,106

	Internet & Direct Marketing Retail — 4.8%
534	Alibaba Group Holding Ltd., Sponsored ADR(a)	60,705
3,060	Amazon.com, Inc.(a)	325,003

		385,708

	IT Services — 7.2%
595	Block, Inc.(a)	36,568
1,876	Fiserv, Inc.(a)	166,908
570	Gartner, Inc.(a)	137,843
613	PayPal Holdings, Inc.(a)	42,812
950	Shopify, Inc., Class A(a)	29,678
810	Visa, Inc., Class A	159,481

		573,290

	Life Sciences Tools & Services — 0.7%
309	Illumina, Inc.(a)	56,967

	Machinery — 0.5%
136	Deere & Co.	40,728

	Media — 3.1%
275	Charter Communications, Inc., Class A(a)	128,846
3,063	Comcast Corp., Class A	120,192

		249,038

	Oil, Gas & Consumable Fuels — 9.5%
6,184	APA Corp.	215,822
2,497	ConocoPhillips	224,255
2,854	EOG Resources, Inc.	315,196

		755,273

	Pharmaceuticals — 1.8%
1,143	Novartis AG, Sponsored ADR	96,618
422	Novo Nordisk A/S, Sponsored ADR	47,023

		143,641

	Real Estate Management & Development — 1.4%
1,560	CBRE Group, Inc., Class A(a)	114,832

	Semiconductors & Semiconductor Equipment — 3.0%
1,041	NVIDIA Corp.	157,805
630	QUALCOMM, Inc.	80,476

		238,281

	Software — 6.0%
643	Autodesk, Inc.(a)	110,570
429	Microsoft Corp.	110,180
1,867	Oracle Corp.	130,447
442	Salesforce, Inc.(a)	72,948
414	Workday, Inc., Class A(a)	57,786

		481,931

	Textiles, Apparel & Luxury Goods — 0.4%
4,170	Under Armour, Inc., Class A(a)	34,736

	Tobacco — 1.7%
3,290	Altria Group, Inc.	137,423

	Total Common Stocks (Identified Cost $8,417,538)	7,794,896

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis U.S. Equity Opportunities ETF – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.0%
$162,390	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $162,391 on 7/01/2022 collateralized by $162,600 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $140,782; $24,800 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $24,912; including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $162,390)	$162,390

	Total Investments — 99.6% (Identified Cost $8,579,928)	7,957,286
	Other assets less liabilities — 0.4%	28,613

	Net Assets — 100.0%	$7,985,899

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2022 (Unaudited)

Oil, Gas & Consumable Fuels	9.5%
Interactive Media & Services	9.4
Capital Markets	9.2
IT Services	7.2
Consumer Finance	6.6
Software	6.0
Insurance	5.0
Biotechnology	4.9
Internet & Direct Marketing Retail	4.8
Hotels, Restaurants & Leisure	3.8
Banks	3.7
Media	3.1
Entertainment	3.1
Semiconductors & Semiconductor Equipment	3.0
Beverages	2.6
Automobiles	2.2
Other Investments, less than 2% each	13.5
Short-Term Investments	2.0

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF

Shares	Description	Value (†)
Common Stocks — 92.6% of Net Assets
	Aerospace & Defense — 0.5%
387	Axon Enterprise, Inc.(a)	$36,057

	Banks — 1.2%
1,623	Bank of N.T. Butterfield & Son Ltd. (The)	50,622
1,405	Huntington Bancshares, Inc.	16,902
600	PacWest Bancorp	15,996

		83,520

	Building Products — 0.8%
327	Allegion PLC	32,013
1,558	AZEK Co., Inc. (The)(a)	26,081

		58,094

	Capital Markets — 4.7%
512	Ares Management Corp., Class A	29,112
2,936	Brightsphere Investment Group, Inc.	52,878
200	FactSet Research Systems, Inc.	76,914
915	Nasdaq, Inc.	139,574
388	Raymond James Financial, Inc.	34,691

		333,169

	Chemicals — 2.9%
1,418	Axalta Coating Systems Ltd.(a)	31,352
1,072	FMC Corp.	114,714
706	LyondellBasell Industries NV, Class A	61,747

		207,813

	Commercial Services & Supplies — 2.8%
1,544	Republic Services, Inc.	202,063

	Communications Equipment — 4.5%
1,528	Motorola Solutions, Inc.	320,269

	Construction & Engineering — 2.8%
6,092	WillScot Mobile Mini Holdings Corp.(a)	197,503

	Containers & Packaging — 3.0%
229	Avery Dennison Corp.	37,068
1,886	Crown Holdings, Inc.	173,833

		210,901

	Diversified Consumer Services — 0.8%
590	Grand Canyon Education, Inc.(a)	55,572

	Diversified Financial Services — 0.7%
1,078	Apollo Global Management, Inc.	52,261

	Electric Utilities — 6.7%
4,036	Alliant Energy Corp.	236,550
3,711	Evergy, Inc.	242,143

		478,693

	Electrical Equipment — 2.7%
925	AMETEK, Inc.	101,648
285	Hubbell, Inc.	50,895
1,201	nVent Electric PLC	37,628

		190,171

	Electronic Equipment, Instruments & Components — 1.0%
202	CDW Corp.	31,827
267	Keysight Technologies, Inc.(a)	36,806

		68,633

	Food & Staples Retailing — 0.5%
777	Performance Food Group Co.(a)	35,726

	Health Care Equipment & Supplies — 2.6%
302	Cooper Cos., Inc. (The)	94,562
1,283	Hologic, Inc.(a)	88,912

		183,474

	Health Care Providers & Services — 0.7%
21,747	Aveanna Healthcare Holdings, Inc.(a)	$49,148

	Hotels, Restaurants & Leisure — 0.9%
2,195	Aramark	67,233

	Household Products — 2.9%
2,205	Church & Dwight Co., Inc.	204,315

	Independent Power & Renewable Electricity Producers — 3.3%
10,345	Vistra Corp.	236,383

	Insurance — 5.2%
1,281	Allstate Corp. (The)	162,341
716	Arthur J. Gallagher & Co.	116,737
762	Reinsurance Group of America, Inc.	89,375

		368,453

	IT Services — 4.6%
2,445	MAXIMUS, Inc.	152,837
3,042	SS&C Technologies Holdings, Inc.	176,649

		329,486

	Life Sciences Tools & Services — 6.2%
314	Agilent Technologies, Inc.	37,294
4,857	Avantor, Inc.(a)	151,053
444	IQVIA Holdings, Inc.(a)	96,344
8,167	Sotera Health Co.(a)	159,991

		444,682

	Machinery — 2.2%
568	Crane Holdings Co.	49,734
1,516	Otis Worldwide Corp.	107,136

		156,870

	Media — 4.3%
1,859	Nexstar Media Group, Inc., Class A	302,794

	Metals & Mining — 0.4%
1,949	Constellium SE(a)	25,746

	Multi-Utilities — 6.9%
2,731	Ameren Corp.	246,773
3,609	CMS Energy Corp.	243,608

		490,381

	Oil, Gas & Consumable Fuels — 6.3%
1,252	Diamondback Energy, Inc.	151,680
693	Pioneer Natural Resources Co.	154,594
22,890	Southwestern Energy Co.(a)	143,063

		449,337

	Pharmaceuticals — 2.7%
9,956	Elanco Animal Health, Inc.(a)	195,436

	Professional Services — 2.6%
548	CACI International, Inc., Class A(a)	154,415
174	Equifax, Inc.	31,804

		186,219

	REITs – Diversified — 1.4%
10,576	New Residential Investment Corp.	98,568

	Semiconductors & Semiconductor Equipment — 0.7%
243	Analog Devices, Inc.	35,500
174	Entegris, Inc.	16,031

		51,531

	Software — 1.1%
8,507	N-Able, Inc.(a)	76,563

	Specialty Retail — 1.5%
6,832	Leslie’s, Inc.(a)	103,710

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Vaughan Nelson Mid Cap ETF – (continued)

Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.5%
1,018	Skechers U.S.A., Inc., Class A(a)	$36,220

	Total Common Stocks (Identified Cost $6,960,872)	6,586,994

Principal Amount
Short-Term Investments — 7.9%
$562,786	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $562,791 on 7/01/2022 collateralized by $571,500 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $574,089 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $562,786)	562,786

	Total Investments — 100.5% (Identified Cost $7,523,658)	7,149,780
	Other assets less liabilities — (0.5)%	(32,144)

	Net Assets — 100.0%	$7,117,636

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2022 (Unaudited)

Multi-Utilities	6.9%
Electric Utilities	6.7
Oil, Gas & Consumable Fuels	6.3
Life Sciences Tools & Services	6.2
Insurance	5.2
Capital Markets	4.7
IT Services	4.6
Communications Equipment	4.5
Media	4.3
Independent Power & Renewable Electricity Producers	3.3
Containers & Packaging	3.0
Chemicals	2.9
Household Products	2.9
Commercial Services & Supplies	2.8
Construction & Engineering	2.8
Pharmaceuticals	2.7
Electrical Equipment	2.7
Professional Services	2.6
Health Care Equipment & Supplies	2.6
Machinery	2.2
Other Investments, less than 2% each	12.7
Short-Term Investments	7.9

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Natixis Vaughan Nelson Select ETF

Shares	Description	Value (†)
Common Stocks — 97.2% of Net Assets
	Auto Components — 0.5%
6,823	Luminar Technologies, Inc.(a)	$40,460

	Biotechnology — 6.3%
1,655	Vertex Pharmaceuticals, Inc.(a)	466,363

	Capital Markets — 4.5%
3,532	Intercontinental Exchange, Inc.	332,149

	Chemicals — 5.4%
2,656	Nutrien Ltd.	211,656
837	Sherwin-Williams Co. (The)	187,413

		399,069

	Communications Equipment — 3.6%
1,294	Motorola Solutions, Inc.	271,222

	Diversified Financial Services — 5.1%
1,389	Berkshire Hathaway, Inc., Class B(a)	379,225

	Diversified Telecommunication Services — 3.1%
3,837	Cogent Communications Holdings, Inc.	233,136

	Electric Utilities — 5.4%
5,205	NextEra Energy, Inc.	403,179

	Food Products — 4.4%
3,968	McCormick & Co., Inc.	330,336

	Household Products — 4.8%
2,562	Clorox Co. (The)	361,191

	Insurance — 4.2%
1,155	Aon PLC, Class A	311,480

	Interactive Media & Services — 2.1%
72	Alphabet, Inc., Class A(a)	156,907

	Internet & Direct Marketing Retail — 2.5%
1,743	Amazon.com, Inc.(a)	185,124

	IT Services — 4.2%
1,746	Jack Henry & Associates, Inc.	314,315

	Life Sciences Tools & Services — 3.3%
959	Danaher Corp.	243,126

	Machinery — 2.1%
879	Caterpillar, Inc.	157,130

	Metals & Mining — 4.4%
9,001	Wheaton Precious Metals Corp.	324,306

	Multiline Retail — 5.3%
1,611	Dollar General Corp.	395,404

	Oil, Gas & Consumable Fuels — 4.0%
47,857	Kosmos Energy Ltd.(a)	296,235

	Pharmaceuticals — 5.5%
2,298	Johnson & Johnson	407,918

	Road & Rail — 7.0%
855	Saia, Inc.(a)	160,740
1,679	Union Pacific Corp.	358,097

		518,837

	Semiconductors & Semiconductor Equipment — 4.4%
971	Entegris, Inc.	89,458
303	Monolithic Power Systems, Inc.	116,364
818	NVIDIA Corp.	124,001

		329,823

	Software — 5.1%
1,494	Microsoft Corp.	383,704

	Total Common Stocks (Identified Cost $7,795,412)	7,240,639

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$240,498	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $240,500 on 7/01/2022 collateralized by $244,300 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $245,407 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $240,498)	$240,498

	Total Investments — 100.4% (Identified Cost $8,035,910)	7,481,137
	Other assets less liabilities — (0.4)%	(26,438)

	Net Assets — 100.0%	$7,454,699

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

Industry Summary at June 30, 2022 (Unaudited)

Road & Rail	7.0%
Biotechnology	6.3
Pharmaceuticals	5.5
Electric Utilities	5.4
Chemicals	5.4
Multiline Retail	5.3
Software	5.1
Diversified Financial Services	5.1
Household Products	4.8
Capital Markets	4.5
Food Products	4.4
Semiconductors & Semiconductor Equipment	4.4
Metals & Mining	4.4
IT Services	4.2
Insurance	4.2
Oil, Gas & Consumable Fuels	4.0
Communications Equipment	3.6
Life Sciences Tools & Services	3.3
Diversified Telecommunication Services	3.1
Internet & Direct Marketing Retail	2.5
Machinery	2.1
Interactive Media & Services	2.1
Auto Components	0.5
Short-Term Investments	3.2

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

23  |

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis U.S. Equity Opportunities ETF	Natixis Vaughan Nelson Mid Cap ETF	Natixis Vaughan Nelson Select ETF
ASSETS
Investments at cost	$41,929,004	$8,579,928	$7,523,658	$8,035,910
Net unrealized depreciation	(1,340,842)	(622,642)	(373,878)	(554,773)

Investments at value	40,588,162	7,957,286	7,149,780	7,481,137
Due from brokers (Note 2)	73,000	—	—	—
Receivable from investment adviser (Note 6)	4,560	5,387	7,339	6,696
Receivable for securities sold	24,582	56,118	—	—
Dividends and interest receivable	156,039	7,162	6,538	2,643
Tax reclaims receivable	—	64	—	—
Prepaid expenses (Note 7)	6	2	1	—

TOTAL ASSETS	40,846,349	8,026,019	7,163,658	7,490,476

LIABILITIES
Payable for securities purchased	239,740	1,381	8,842	—
Payable for variation margin on futures contracts (Note 2)	16,864	—	—	—
Deferred Trustees’ fees (Note 6)	35,615	4,646	4,617	4,593
Administrative fees payable (Note 6)	1,514	318	277	292
Audit and tax services fees payable	25,069	24,664	24,659	24,649
Other accounts payable and accrued expenses	14,725	9,111	7,627	6,243

TOTAL LIABILITIES	333,527	40,120	46,022	35,777

NET ASSETS	$40,512,822	$7,985,899	$7,117,636	$7,454,699

NET ASSETS CONSIST OF:
Paid-in capital	$42,689,822	$8,458,785	$7,540,450	$8,189,257
Accumulated loss	(2,177,000)	(472,886)	(422,814)	(734,558)

NET ASSETS	$40,512,822	$7,985,899	$7,117,636	$7,454,699

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Net assets	$40,512,822	$7,985,899	$7,117,636	$7,454,699

Shares of beneficial interest	1,700,000	323,200	260,400	300,400

Net asset value, offering and redemption price per share	$23.83	$24.71	$27.33	$24.82

See accompanying notes to financial statements.

|  24

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Natixis Loomis Sayles Short Duration Income ETF	Natixis U.S. Equity Opportunities ETF	Natixis Vaughan Nelson Mid Cap ETF	Natixis Vaughan Nelson Select ETF
INVESTMENT INCOME
Interest	$323,081	$39	$170	$60
Dividends	—	61,872	72,654	35,709
Less net foreign taxes withheld	—	(758)	—	(606)

	323,081	61,153	72,824	35,163

Expenses
Management fees (Note 6)	66,618	35,315	30,321	22,520
Administrative fees (Note 6)	9,814	2,081	1,787	1,427
Trustees’ fees and expenses (Note 6)	6,922	6,427	6,410	6,390
Trustees’ fees deferred compensation (Note 6)	(2,416)	1,116	1,116	1,114
Transfer agent fees and expenses	7,800	7,800	7,800	7,800
Audit and tax services fees	21,004	20,794	20,789	20,779
Custodian fees and expenses	17,215	14,371	11,393	9,755
Legal fees (Note 7)	3,731	—	—	—
Registration fees	556	—	—	—
Regulatory filing fees	6,500	6,500	6,500	6,500
Shareholder reporting expenses	25,075	7,859	6,773	6,454
Miscellaneous expenses	16,085	11,749	12,047	11,514

Total expenses	178,904	114,012	104,936	94,253
Less waiver and/or expense reimbursement (Note 6)	(94,522)	(71,612)	(70,572)	(68,515)

Net expenses	84,382	42,400	34,364	25,738

Net investment income	238,699	18,753	38,460	9,425

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) on:
Investments	(804,049)	187,917	(64,580)	(172,571)
Futures contracts	45,349	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,291,468)	(2,785,448)	(1,240,289)	(1,126,330)
Futures contracts	49,543	—	—	—

Net realized and unrealized loss on investments and futures contracts	(2,000,625)	(2,597,531)	(1,304,869)	(1,298,901)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,761,926)	$(2,578,778)	$(1,266,409)	$(1,289,476)

See accompanying notes to financial statements.

25  |

Statements of Changes in Net Assets

	Natixis Loomis Sayles Short Duration Income ETF		Natixis U.S. Equity Opportunities ETF
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$238,699	$237,722	$18,753	$(1,104)
Net realized gain (loss) on investments and futures contracts	(758,700)	233,499	187,917	2,210,794
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(1,241,925)	(540,930)	(2,785,448)	639,417

Net increase (decrease) in net assets resulting from operations	(1,761,926)	(69,709)	(2,578,778)	2,849,107

FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(246,700)	(916,070)	(393,379)	(482,436)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(4,786,897)	23,990,447	623,987	(3,887,727)

Net increase (decrease) in net assets	(6,795,523)	23,004,668	(2,348,170)	(1,521,056)
NET ASSETS
Beginning of the period	47,308,345	24,303,677	10,334,069	11,855,125

End of the period	$40,512,822	$47,308,345	$7,985,899	$10,334,069

See accompanying notes to financial statements.

|  26

Statements of Changes in Net Assets (continued)

	Natixis Vaughan Nelson Mid Cap ETF		Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$38,460	$52,708	$9,425	$42,865
Net realized gain (loss) on investments	(64,580)	1,947,048	(172,571)	2,166,169
Net change in unrealized appreciation (depreciation) on investments	(1,240,289)	(185,168)	(1,126,330)	8,782

Net increase (decrease) in net assets resulting from operations	(1,266,409)	1,814,588	(1,289,476)	2,217,816

FROM DISTRIBUTIONS TO SHAREHOLDERS:
	(231,946)	(873,741)	(371,021)	(1,009,943)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(288,633)	184,517	2,699,985	(835,378)

Net increase (decrease) in net assets	(1,786,988)	1,125,364	1,039,488	372,495
NET ASSETS
Beginning of the period	8,904,624	7,779,260	6,415,211	6,042,716

End of the period	$7,117,636	$8,904,624	$7,454,699	$6,415,211

See accompanying notes to financial statements.

27  |

Financial Highlights

For a share outstanding throughout each period.

	Natixis Loomis Sayles Short Duration Income ETF
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$24.90		$25.58		$25.28	$24.62	$25.02	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.13		0.17		0.49	0.64	0.61	(0.00	)(b)
Net realized and unrealized gain (loss)	(1.06)		(0.17)		0.83	0.70	(0.37)	0.02

Total from Investment Operations	(0.93)		0.00	(b)	1.32	1.34	0.24	0.02

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)		(0.22)		(0.51)	(0.67)	(0.64)	—
Net realized capital gains	—		(0.46)		(0.51)	(0.01)	—	—

Total Distributions	(0.14)		(0.68)		(1.02)	(0.68)	(0.64)	—

Net asset value, end of the period	$23.83		$24.90		$25.58	$25.28	$24.62	$25.02

Total return(c)	(3.75	)%(d)	0.00	%(e)	5.27%	5.51%	0.97%	0.08	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$40,513		$47,308		$24,304	$30,331	$27,084	$20,016
Net expenses(f)	0.38	%(g)	0.38%		0.38%	0.38%	0.38%	0.38	%(g)
Gross expenses	0.81	%(g)	0.93%		1.05%	0.95%	1.09%	14.21	%(g)
Net investment income (loss)	1.07	%(g)	0.69%		1.91%	2.56%	2.46%	(0.09	)%(g)
Portfolio turnover rate(h)	87%		140%		181%	113%	167%	0%

*	From commencement of operations on December 27, 2017 through December 31, 2017.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01.
(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	Amount rounds to less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities ETF
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$34.08		$28.69		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		(0.00	)(b)	(0.00	)(b)
Net realized and unrealized gain (loss)	(8.17)		7.02		3.69

Total from Investment Operations	(8.11)		7.02		3.69

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.01)		—
Net realized capital gains	(1.26)		(1.62)		(0.00	)(b)

Total Distributions	(1.26)		(1.63)		(0.00)

Net asset value, end of the period	$24.71		$34.08		$28.69

Total return(c)	(24.45	)%(d)	24.45%		14.78	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,986		$10,334		$11,855
Net expenses(e)	0.90	%(f)	0.90%		0.90	%(f)
Gross expenses	2.42	%(f)	2.07%		2.99	%(f)
Net investment income (loss)	0.40	%(f)	(0.01)%		(0.02	)%(f)
Portfolio turnover rate(g)	23%		19%		6%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Vaughan Nelson Mid Cap ETF
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$32.93		$29.87		$25.17

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.18		0.04
Net realized and unrealized gain (loss)	(4.81)		6.21		4.72

Total from Investment Operations	(4.67)		6.39		4.76

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.21)		(0.04)
Net realized capital gains	(0.93)		(3.12)		(0.02)

Total Distributions	(0.93)		(3.33)		(0.06)

Net asset value, end of the period	$27.33		$32.93		$29.87

Total return(b)	(14.48	)%(c)	21.47%		18.91	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,118		$8,905		$7,779
Net expenses(d)	0.85	%(e)	0.87	%(f)	0.90	%(e)
Gross expenses	2.60	%(e)	2.39%		4.53	%(e)
Net investment income	0.95	%(e)	0.54%		0.53	%(e)
Portfolio turnover rate(g)	24%		72%		10%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

|  30

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Vaughan Nelson Select ETF
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*
Net asset value, beginning of the period	$32.01		$27.42		$24.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.21	(b)	0.02
Net realized and unrealized gain (loss)	(5.55)		10.68		2.56

Total from Investment Operations	(5.51)		10.89		2.58

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.29)		(0.02)
Net realized capital gains	(1.68)		(6.01)		—

Total Distributions	(1.68)		(6.30)		(0.02)

Net asset value, end of the period	$24.82		$32.01		$27.42

Total return(c)	(17.95	)%(d)	39.60	%(b)	10.37	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,455		$6,415		$6,043
Net expenses(e)	0.80	%(f)	0.83	%(g)	0.85	%(f)
Gross expenses	2.93	%(f)	3.08%		4.95	%(f)
Net investment income	0.29	%(f)	0.65	%(b)	0.24	%(f)
Portfolio turnover rate(h)	28%		88%		16%

*	From commencement of operations on September 16, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02, total return would have been 38.99% and the ratio of net investment income to average net assets would have been 0.07%.

(c)

Total return is calculated at net asset value assuming reinvestment of dividends and capital gains, if any. Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.

(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.85% to 0.80%.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

31  |

Notes to Financial Statements

June 30, 2022 (Unaudited)

1.  Organization.  Natixis ETF Trust and Natixis ETF Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of beneficial interest of the Funds. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and traded on other exchanges. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis ETF Trust:

Natixis Loomis Sayles Short Duration Income ETF (the “Short Duration Income ETF”)

Natixis ETF Trust II:

Natixis U.S. Equity Opportunities ETF (the “U.S. Equity Opportunities ETF”)

Natixis Vaughan Nelson Mid Cap ETF (the “Mid Cap ETF”)

Natixis Vaughan Nelson Select ETF (the “Select ETF”)

Each Fund is a diversified investment company, except for Select ETF, which is a non-diversified investment company.

Unlike traditional ETFs that provide daily disclosure of their portfolio holdings, U.S. Equity Opportunities ETF, Mid Cap ETF and Select ETF do not disclose the daily holdings of the actual portfolio. Instead, the Funds disclose a portfolio that is designed to reflect the economic exposure and risk characteristics of the actual portfolio on any given trading day (the “Proxy Portfolio”). Although the Proxy Portfolio is intended to provide Authorized Participants and other market participants with enough information to allow them to engage in effective arbitrage transactions that will keep the market price of the Funds’ shares trading at or close to the underlying NAV per share of the Fund, while at the same time enabling them to establish cost-effective hedging strategies to reduce risk, there is a risk that market prices will vary significantly from the underlying NAV of the Funds.

The Funds issue and redeem shares on a continuous basis through ALPS Distributors, Inc. (“ALPS”). Each Fund may pay ALPS, an unaffiliated distributor, fees under a plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Currently, no Rule 12b-1 fees are charged. Future payments may be made under the 12b-1 Plan without further shareholder approval.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and the Trusts.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

|  32

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s net asset value (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2022, certain securities held by Short Duration Income ETF were fair valued at $57,186, representing 0.1% of net assets.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon the World Market or “WM11” foreign exchange rates supplied by an independent pricing service. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Futures Contracts.  A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

33  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986 (“IRC”), as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, deferred Trustees’ fees, futures contract mark-to-market, distribution re-designations, return of capital distributions received, reversal of in-kind sales realized gains and losses, reversal of in-kind wash sales and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, futures contract mark-to-market, return of capital distributions received, premium amortization and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Short Duration Income ETF	$621,998	$294,072	$916,070
U.S. Equity Opportunities ETF	457,543	24,893	482,436
Mid Cap ETF	850,463	23,278	873,741
Select ETF	989,251	20,692	1,009,943

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

|  34

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

As of December 31, 2021, late-year ordinary and post-October capital loss deferrals were as follows:

	Short Duration Income ETF	U.S. Equity Opportunities ETF	Mid Cap ETF	Select ETF
Late-year ordinary and post-October capital loss deferrals*	$(34,761)	$—	$—	$—

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Short Duration Income ETF is deferring capital and foreign currency losses.

As of June 30, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Short Duration Income ETF	U.S. Equity Opportunities ETF	Mid Cap ETF	Select ETF
Federal tax cost	$41,976,826	$8,579,928	$7,523,658	$8,035,910

Gross tax appreciation	$121,210	$630,547	$321,413	$263,798
Gross tax depreciation	(1,492,212)	(1,253,189)	(695,291)	(818,571)

Net tax depreciation	$(1,371,002)	$(622,642)	$(373,878)	$(554,773)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Due from Brokers.  Transactions and positions in certain futures contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Short Duration Income ETF represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

i.  Indemnifications.   Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

j.  New Accounting Pronouncement.  In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

35  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022, at value:

Short Duration Income ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$320,787	$57,186	(b)	$377,973
All Other Bonds and Notes(a)	—	39,840,359	—		39,840,359

Total Bonds and Notes	—	40,161,146	57,186		40,218,332

Short-Term Investments	—	369,830	—		369,830

Total Investments	—	40,530,976	57,186		40,588,162

Futures Contracts (unrealized appreciation)	58,853	—	—		58,853

Total	$58,853	$40,530,976	$57,186		$40,647,015

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(41,191)	$—	$—		$(41,191)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.

U.S. Equity Opportunities ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,794,896	$—	$—	$7,794,896
Short-Term Investments	—	162,390	—	162,390

Total	$7,794,896	$162,390	$—	$7,957,286

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  36

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Mid Cap ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,586,994	$—	$—	$6,586,994
Short-Term Investments	—	562,786	—	562,786

Total	$6,586,994	$562,786	$—	$7,149,780

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Select ETF

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$7,240,639	$—	$—	$7,240,639
Short-Term Investments	—	240,498	—	240,498

Total	$7,240,639	$240,498	$—	$7,481,137

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or June 30, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Bonds and Notes
Collateralized Mortgage Obligations	$35,310	$—	$(150)	$(621)	$21	$(21,564)	$44,190	$—	$57,186	$(728)

A debt security valued at $44,190 was transferred from Level 2 to Level 3 during the period ended June 30, 2022. At December 31, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2022, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Short Duration Income ETF used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the six months ended June 30, 2022, Short Duration Income ETF used futures contracts to manage duration.

37  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

The following is a summary of derivative instruments for Short Duration Income ETF as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$58,853

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(41,191)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Short Duration Income ETF during the six months ended June 30, 2022, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$45,349

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$49,543

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of futures contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2022:

Short Duration Income ETF	Futures
Average Notional Amount Outstanding	24.98%
Highest Notional Amount Outstanding	29.43%
Lowest Notional Amount Outstanding	21.30%
Notional Amount Outstanding as of June 30, 2022	29.15%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on open futures contracts is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument,

|  38

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Short Duration Income ETF	$73,000	$73,000

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2022, purchases and sales of securities (excluding in-kind transactions and short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Short Duration Income ETF	$13,043,408	$21,940,391	$24,289,599	$18,217,076
U.S. Equity Opportunities ETF	—	—	2,140,759	2,400,510
Mid Cap ETF	—	—	1,879,302	2,486,344
Select ETF	—	—	1,821,367	2,186,689

For the six months ended June 30, 2022, in-kind transactions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
U.S. Equity Opportunities ETF	$930,259	$306,045
Mid Cap ETF	603,378	895,079
Select ETF	3,141,733	520,815

U.S. Equity Opportunities ETF, Mid Cap ETF and Select ETF realized a gain of $70,463, $142,437 and $60,885, respectively on in-kind sales during the six months ended June 30, 2022. Gains and losses realized on in-kind sales are not recognized for tax purposes and are re-classified from realized gain (loss) to paid-in-capital.

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, LLC (“Natixis Advisors”), serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1.5 billion	Over $1.5 billion
Short Duration Income ETF	0.30%	0.30%
U.S. Equity Opportunities ETF	0.75%	0.75%
Mid Cap ETF	0.75%	0.70%
Select ETF	0.70%	0.70%

Effective July 1, 2022, U.S. Equity Opportunities ETF pays a management fee at the annual rate of 0.70% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Short Duration Income ETF	Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
U.S. Equity Opportunities ETF	Harris Associates L.P. (“Harris”), Loomis Sayles
Mid Cap ETF	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Select ETF	Vaughan Nelson

Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.

39  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1.5 billion	Over $1.5 billion
Short Duration Income ETF	Loomis Sayles	0.15%	0.15%
U.S. Equity Opportunities ETF
Large Cap Value Segment	Harris	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.40%	0.40%
Mid Cap ETF	Vaughan Nelson	0.47%	0.44%
Select ETF	Vaughan Nelson	0.47%	0.47%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

Natixis Advisors has given a binding undertaking to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until April 30, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Short Duration Income ETF	0.38%
U.S. Equity Opportunities ETF	0.90%
Mid Cap ETF	0.85%
Select ETF	0.80%

Effective July 1, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements for U.S. Equity Opportunities ETF are as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
U.S. Equity Opportunities ETF	0.85%

This new undertaking is in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent the annual operating expenses of a Fund fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2022, the management fees and waiver of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Short Duration Income ETF	$66,618	$66,618	$—	0.30%	—%
U.S. Equity Opportunities ETF	35,315	35,315	—	0.75%	—%
Mid Cap ETF	30,321	30,321	—	0.75%	—%
Select ETF	22,520	22,520	—	0.70%	—%

[1]	Management fee waiver is subject to possible recovery until December 31, 2023.

|  40

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

For the six months ended June 30, 2022, expenses have been reimbursed as follows:

Fund	Reimbursements[2]
Short Duration Income ETF	$27,904
U.S. Equity Opportunities ETF	36,297
Mid Cap ETF	40,251
Select ETF	45,995

[2]	Expense reimbursement is subject to possible recovery until December 31, 2023.

No expenses were recovered for any of the Funds during the six months ended June 30, 2022 under the terms of the expense limitation agreements.

b.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, the Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Short Duration Income ETF	$9,814
U.S. Equity Opportunities ETF	2,081
Mid Cap ETF	1,787
Select ETF	1,427

c.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, LLC (“Natixis Distribution”), Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Short Duration Income ETF	$(2,416)

Certain officers and employees of Natixis Advisors and affiliates are also officers and/or Trustees of the Trusts.

41  |

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

d.  Affiliated Ownership.  As of June 30, 2022, the percentage of each Fund’s net assets owned by Natixis is as follows:

Fund	Percent of Net Assets
U.S. Equity Opportunities ETF	93.16%
Mid Cap ETF	61.17%
Select ETF	59.71%

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, the Funds had no borrowings under this agreement.

8.  Risk.  The Funds have exposure to certain types of risk as summarized below.

a.  Authorized Participant Concentration Risk.  Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

b.  Premium/Discount Risk.  Shares of the Funds are listed for trading on the NYSE Arca and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Funds’ shares will fluctuate, in some cases materially, in response to changes in the Funds’ NAV, the intraday value of the Funds’ holdings, and the relative supply and demand for the Funds’ shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

c.  Secondary Market Trading Risk.  Investors buying or selling shares of the Funds in the secondary market will pay brokerage commissions or other charges imposed by broker-dealers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

d.  Trading Issues Risk.  Trading in shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Funds will continue to be met. Because U.S. Equity Opportunities ETF, Mid Cap ETF, and Select ETF trade on the basis of a published Proxy Portfolio, they may trade at a wider bid/ask spread and may experience a wider premium/discount than traditional ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade especially during periods of market disruption or volatility.

e.  Non-Diversified Risk.  Select ETF is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

f.  Other.  Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

|  42

Notes to Financial Statements (continued)

June 30, 2022 (Unaudited)

9.  Capital Shares.  Shares of the Funds may be acquired or redeemed directly from the Funds by Authorized Participants only in aggregations of 50,000 shares (prior to October 1, 2020, in aggregations of 100,000 shares) for Short Duration Income ETF and 10,000 shares for U.S. Equity Opportunities ETF, Mid Cap ETF and Select ETF (“Creation Units”), or multiples thereof. Each Authorized Participant enters into an Authorized Participant agreement with the Funds’ Distributor.

A creation transaction order, which is subject to acceptance by ALPS, generally takes place when an Authorized Participant deposits into the Funds a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) and a specified amount of cash approximating the holdings of the Funds in exchange for a specified number of Creation Units.

Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted) held by the Funds and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable directly with the Funds.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the Authorized Participant agreement. These prices may differ from the market price of the Fund’s shares.

The Funds may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees are included in capital share transactions on the Statements of Changes in Net Assets.

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Short Duration Income ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	200,000	$4,894,993	950,000	$23,990,447
Redeemed	(400,000)	(9,681,890)	—	—

Increase (decrease) from capital share transactions	(200,000)	$(4,786,897)	950,000	$23,990,447

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
U.S. Equity Opportunities ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	30,000	$947,352	40,000	$1,404,630
Redeemed	(10,000)	(323,365)	(150,000)	(5,292,357)

Increase (decrease) from capital share transactions	20,000	$623,987	(110,000)	$(3,887,727)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Mid Cap ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	20,000	$635,024	130,000	$4,309,789
Redeemed	(30,000)	(923,657)	(120,000)	(4,125,272)

Increase (decrease) from capital share transactions	(10,000)	$(288,633)	10,000	$184,517

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
Select ETF	Shares	Amount	Shares	Amount
Issued from the sale of shares	120,000	$3,244,467	90,000	$3,050,235
Redeemed	(20,000)	(544,482)	(110,000)	(3,885,613)

Increase (decrease) from capital share transactions	100,000	$2,699,985	(20,000)	$(835,378)

43  |

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis ETF Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 22, 2022

By:	/s/ Matthew J. Block
Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	August 22, 2022